Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USLDX
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USFSX

USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND
USFS FUNDS LIMITED DURATION GOVERNMENT FUND
INVESTMENT OBJECTIVE
The investment objective of the USFS Funds Limited Duration Government Fund (the "Fund") is to seek a high level of current income consistent with the preservation of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Management Fees		0.41%
Other Expenses		0.55%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.98%
[1]	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
USFS FUNDS LIMITED DURATION GOVERNMENT FUND	100	312	542	1,201

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 827% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises (collectively, "U.S. Government securities"), repurchase agreements collateralized by such securities and corporate bonds guaranteed by the Federal
Deposit Insurance Corporation ("FDIC") under the Temporary Liquidity Guarantee
Program.  This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest up to 20% of its assets in corporate bonds that are or become irrevocably or permanently guaranteed by the
U.S. Government or its agencies or its instrumentalities under any other program that may be created in the future, and such investments will count towards the Fund's 80% investment policy. The Fund may also invest in money market securities. In addition, the Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the FDIC, including certificates of deposit and other time deposits issued by foreign branches of
FDIC issued banks.  The Fund may also invest in mortgage-backed securities and asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may purchase both existing securities and securities on a when-issued basis.

Under normal market and interest rate conditions, the Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 3 years.
Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity.

Pennant Management, Inc. ("Pennant" or the "Adviser") intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon Pennant's analysis of financial market conditions and the outlook for the U.S. economy. Pennant attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile.  Fixed income securities are also subject to credit risk. Credit risk includes the possibility that an issuer may fail to make timely payments of interest or principal.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- U.S. Government securities are not guaranteed against price movements. Some obligations issued or guaranteed by
U.S. Government agencies and instrumentalities, including, for example, Ginnie
Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates.  This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available by calling the Fund at
1-877-299-USFS (8737). The Fund acquired the assets and assumed the historical performance of another fund on December 14, 2009. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the predecessor fund. The expenses of the predecessor fund were lower than the expenses of the Fund; had the expenses of the Fund been reflected, performance would have been lower.

During the periods shown in the chart, the Fund's highest return for a quarter was 2.15% (quarter ended 03/31/2008) and the lowest return for a quarter was (0.67)% (quarter ended 12/31/2010).
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
USFS FUNDS LIMITED DURATION GOVERNMENT FUND	Return Before Taxes	0.77%	3.05%	2.94%	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND After Taxes on Distributions	Return After Taxes on Distributions	0.59%	2.11%	1.96%	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.50%	2.08%	1.95%	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	1.55%	3.69%	3.33%	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index	BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (reflects no deduction for fees, expenses, or taxes)	1.55%	3.77%	3.40%	Jul 6, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the USFS Funds Limited Duration Government Fund (the "Fund") is to seek a high level of current income consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover
		rate was 827% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	827.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that
		the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises (collectively, "U.S. Government securities"), repurchase agreements collateralized by such securities and corporate bonds guaranteed by the Federal
Deposit Insurance Corporation ("FDIC") under the Temporary Liquidity Guarantee
Program.  This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest up to 20% of its assets in corporate bonds that are or become irrevocably or permanently guaranteed by the
U.S. Government or its agencies or its instrumentalities under any other program that may be created in the future, and such investments will count towards the Fund's 80% investment policy. The Fund may also invest in money market securities. In addition, the Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the FDIC, including certificates of deposit and other time deposits issued by foreign branches of
FDIC issued banks.  The Fund may also invest in mortgage-backed securities and asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may purchase both existing securities and securities on a when-issued basis.

Under normal market and interest rate conditions, the Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 3 years.
Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity.

Pennant Management, Inc. ("Pennant" or the "Adviser") intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon Pennant's analysis of financial market conditions and the outlook for the U.S. economy. Pennant attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by
		duration and into sectors.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile.  Fixed income securities are also subject to credit risk. Credit risk includes the possibility that an issuer may fail to make timely payments of interest or principal.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- U.S. Government securities are not guaranteed against price movements. Some obligations issued or guaranteed by
U.S. Government agencies and instrumentalities, including, for example, Ginnie
Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates.  This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the
		securities in which the Fund invests.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available by calling the Fund at
1-877-299-USFS (8737). The Fund acquired the assets and assumed the historical performance of another fund on December 14, 2009. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the predecessor fund. The expenses of the predecessor fund were lower than the expenses of the Fund; had the expenses of the Fund been
		reflected, performance would have been lower.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-299-USFS (8737)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund's highest return for a quarter was 2.15% (quarter ended 03/31/2008) and the lowest return for a quarter was (0.67)% (quarter ended 12/31/2010).
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2005	rr_AnnualReturn2005	2.00%
Annual Return 2006	rr_AnnualReturn2006	4.36%
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	4.22%
Annual Return 2009	rr_AnnualReturn2009	2.20%
Annual Return 2010	rr_AnnualReturn2010	1.92%
Annual Return 2011	rr_AnnualReturn2011	0.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004

[1]	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND
USFS FUNDS TACTICAL ASSET ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the USFS Funds Tactical Asset Allocation Fund (the
"Fund" or the "Tactical Asset Allocation Fund") is to seek to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Management Fees		0.75%
Other Expenses		0.61%
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses	[1]	1.54%
[1]	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
USFS FUNDS TACTICAL ASSET ALLOCATION FUND	157	486	839	1,834

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests in a combination of equity securities and fixed income securities that the Fund's investment adviser,
Pennant Management, Inc. ("Pennant" or the "Adviser"), believes will help the
Fund to achieve its investment objective.  The Fund's equity investments, which normally comprise the majority of the Fund's assets, are primarily domestic securities of all capitalization ranges, although the Fund may invest in
non-U.S. equity securities, including emerging market securities. The Fund may invest up to 50% of its assets in non-US. securities, all of which may be investments in emerging markets securities.

The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment-grade (high yield or "junk") securities. The Fund may also invest extensively in derivatives, such as options; other pooled investment vehicles, such as exchange-traded funds ("ETFs"), leveraged ETFs and inverse ETFs; and exchange traded notes ("ETNs"). The Fund may invest up to 33%
of its assets in leveraged and inverse ETFs, up to 10% of its assets in options, and up to 5% of its assets in futures. The Fund may also invest in real estate investment trusts ("REITs"). At times, the Fund's portfolio may be highly non-diversified and focused in relatively few investments or sectors.
Pennant may determine to invest up to 50% of the Fund's assets in cash as part of a strategic allocation. The ability to establish a strategic allocation in cash is not intended in any way to limit the Fund's ability to take a temporary defensive position in excess of 50% cash; rather, it is included to allow the
Fund investment flexibility.

Pennant may seek to protect a position or positions within the Fund's portfolio through hedging techniques, such as writing covered calls and puts or purchasing covered puts. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged. In addition, the Fund may write options to generate or enhance income, which is also known as speculation.

Pennant uses a combination of techniques and strategies to achieve the Fund's investment objective, including "bottom up" and "top down" investment strategies.  Pennant may use additional investment techniques on a more opportunistic basis. Pennant applies both technical and fundamental analysis when making sale decisions.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile.  Fixed income securities are also subject to credit risk. Credit risk includes the possibility that an issuer may fail to make timely payments of interest or principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses.  Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase and sell options. Purchasing and selling options involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period.
Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.
Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

ETF RISK -- To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

LEVERAGED ETF RISK -- Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in
ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk.  The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage.

INVERSE ETF RISK -- Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises -- a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK -- Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

ETN RISK -- The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity.  There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in
ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

TAX RISK - Certain ETNs, ETFs, and underlying funds in which the Fund may invest may not produce qualifying income for purposes of the qualifying income requirement for the Fund to maintain its status as a RIC. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a RIC.

FOREIGN SECURITIES RISK -- Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
the value of the Fund's investments.  These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS RISK - Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- U.S. Government securities are not guaranteed against price movements. Some obligations issued or guaranteed by
U.S. Government agencies and instrumentalities, including, for example, Ginnie
Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S.
Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates.  This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following:
declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying
Fund expenses.

SECTOR RISK -- To the extent the Fund invests in a particular sector, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-877-299-USFS (8737).

During the periods shown in the chart, the Fund's highest return for a quarter was 11.95% (quarter ended 09/30/2010) and the lowest return for a quarter was (12.08)% (quarter ended 09/30/2011).
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
USFS FUNDS TACTICAL ASSET ALLOCATION FUND	Return Before Taxes	3.39%	9.35%	Nov 30, 2009
USFS FUNDS TACTICAL ASSET ALLOCATION FUND After Taxes on Distributions	Return After Taxes on Distributions	0.49%	7.44%	Nov 30, 2009
USFS FUNDS TACTICAL ASSET ALLOCATION FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.72%	7.09%	Nov 30, 2009
USFS FUNDS TACTICAL ASSET ALLOCATION FUND S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	9.04%	Nov 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the USFS Funds Tactical Asset Allocation Fund (the
"Fund" or the "Tactical Asset Allocation Fund") is to seek to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in a combination of equity securities and fixed income securities that the Fund's investment adviser,
Pennant Management, Inc. ("Pennant" or the "Adviser"), believes will help the
Fund to achieve its investment objective.  The Fund's equity investments, which normally comprise the majority of the Fund's assets, are primarily domestic securities of all capitalization ranges, although the Fund may invest in
non-U.S. equity securities, including emerging market securities. The Fund may invest up to 50% of its assets in non-US. securities, all of which may be investments in emerging markets securities.

The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment-grade (high yield or "junk") securities. The Fund may also invest extensively in derivatives, such as options; other pooled investment vehicles, such as exchange-traded funds ("ETFs"), leveraged ETFs and inverse ETFs; and exchange traded notes ("ETNs"). The Fund may invest up to 33%
of its assets in leveraged and inverse ETFs, up to 10% of its assets in options, and up to 5% of its assets in futures. The Fund may also invest in real estate investment trusts ("REITs"). At times, the Fund's portfolio may be highly non-diversified and focused in relatively few investments or sectors.
Pennant may determine to invest up to 50% of the Fund's assets in cash as part of a strategic allocation. The ability to establish a strategic allocation in cash is not intended in any way to limit the Fund's ability to take a temporary defensive position in excess of 50% cash; rather, it is included to allow the
Fund investment flexibility.

Pennant may seek to protect a position or positions within the Fund's portfolio through hedging techniques, such as writing covered calls and puts or purchasing covered puts. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged. In addition, the Fund may write options to generate or enhance income, which is also known as speculation.

Pennant uses a combination of techniques and strategies to achieve the Fund's investment objective, including "bottom up" and "top down" investment strategies.  Pennant may use additional investment techniques on a more opportunistic basis. Pennant applies both technical and fundamental analysis when making sale decisions.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile.  Fixed income securities are also subject to credit risk. Credit risk includes the possibility that an issuer may fail to make timely payments of interest or principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses.  Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase and sell options. Purchasing and selling options involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period.
Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.
Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

ETF RISK -- To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

LEVERAGED ETF RISK -- Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in
ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk.  The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage.

INVERSE ETF RISK -- Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises -- a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK -- Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

ETN RISK -- The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity.  There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in
ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

TAX RISK - Certain ETNs, ETFs, and underlying funds in which the Fund may invest may not produce qualifying income for purposes of the qualifying income requirement for the Fund to maintain its status as a RIC. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a RIC.

FOREIGN SECURITIES RISK -- Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
the value of the Fund's investments.  These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS RISK - Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- U.S. Government securities are not guaranteed against price movements. Some obligations issued or guaranteed by
U.S. Government agencies and instrumentalities, including, for example, Ginnie
Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S.
Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates.  This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following:
declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying
Fund expenses.

SECTOR RISK -- To the extent the Fund invests in a particular sector, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-877-299-USFS (8737).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-299-USFS (8737)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund's highest return for a quarter was 11.95% (quarter ended 09/30/2010) and the lowest return for a quarter was (12.08)% (quarter ended 09/30/2011).
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2010	rr_AnnualReturn2010	14.07%
Annual Return 2011	rr_AnnualReturn2011	3.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.08%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009

[1]	Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.